Loans Receivable (excluding Covered Loans) - Loans on Non-accrual Status (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 131,299	$ 173,427
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	100.00%	100.00%
Single family residential loans as percentage of restructured loans	86.00%
Approximate rate reduction concession, minimum	1.00%
Approximate rate reduction concession, maximum	2.00%
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	100,460	131,193
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	76.50%	75.70%
Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	4,560	10,634
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	3.50%	6.10%
Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	0	539
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.00%	0.30%
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	2,903	13,477
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	2.20%	7.80%
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	3,337	5,149
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	2.50%	3.00%
Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	6,573	4,185
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	5.00%	2.40%
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	11,736	7,653
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	8.90%	4.40%
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	477	16
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.40%	0.00%
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	263	198
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.20%	0.10%
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 990	$ 383
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.80%	0.20%
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term for payment and rate reduction	6 months
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term for payment and rate reduction	24 months